Average Annual Total Returns - Pioneer Fund VCT Portfolio	May 01, 2021
StandardPoors500Indexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	8.31%
Inception Date	Oct. 31, 2097
Class I
Average Annual Return:
1 Year	24.28%
5 Years	16.53%
10 Years	12.86%
Since Inception	8.38%
Inception Date	Oct. 31, 2097
Class II
Average Annual Return:
1 Year	23.96%
5 Years	16.25%
10 Years	12.58%
Since Inception	6.77%
Inception Date	May 01, 2000